Options	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options

Note 9.	Options

For the year ended December 31, 2018

Upon the closing of the Merger on November 8, 2018 the following options were issued:

1.	Options to purchase an aggregate of 104 shares of Blue Star’s common stock issued to Carlos Faria at an exercise price of $10,000 per share, which were outstanding immediately prior to the closing of the Merger, were converted into ten-year immediately exercisable options to purchase an aggregate of 3,120,000 shares of Common Stock at an exercise price of $0.333 under the 2018 Plan.
2.	Options to purchase 3,120,000 shares of Common Stock at an exercise price of $2.00 with a 10 year life, which vest one-year from the date of grant, were issued to Christopher Constable under the 2018 Plan.

During the twelve months ending December 31, 2018, $808,338 in compensation expense was recognized on these 6,240,000 options.

The following table summarizes the assumptions used to estimate the fair value of the stock options granted during 2018:

2018
Expected Volatility	37%-39%
Risk Free Interest Rate	2.84%
Expected life of warrants	5 - 5.5

Under the Black-Scholes option pricing model, the fair value of the 6,240,000 options granted during the twelve months ended December 31, 2018 is estimated at $2,926,087 on the date of grant. During the twelve months ended December 31, 2018, $808,338 compensation expense was recognized on these 6,240,000 options.

The following Table represents option activity for the period ending December 31, 2018 and 2017:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding - December 31, 2017	-	$-
Exercisable - December 31,2017	-	$-		$-
Granted	6,240,000	$1.17
Exercised	-
Outstanding - December 31, 2018	6,240,000	$1.17	9.86
Exercisable - December 31, 2018	3,120,000	$0.33	9.86	$5,210,400